Stock-Based Compensation - Summary of Stock Options Exercisable under CEO Incentive Plan (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	0	5,000,000
CEO Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 20.00	$ 20.00
CEO Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 30.00	$ 30.00
CEO Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 40.00	$ 40.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 50.00	$ 50.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 60.00	$ 60.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 70.00	$ 70.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Seven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 80.00	$ 80.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Eight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 90.00	$ 90.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Nine
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 100.00	$ 100.00
CEO Incentive Plan | Share-based Payment Arrangement Tranche Ten
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Shares	2,500,000	2,500,000
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 110.00	$ 110.00